Other non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current financial assets
Debt securities	€ 284,102	€ 274,821
Equity investments	153,182	149,993
Other financial assets	174,300	190,982
Total	€ 611,584	€ 615,796